Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

21. Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Available-for-sale debt investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms Wang Xiaojia	Legal shareholder of Fenghuang Ronghe and employee of the Group

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions for the years ended December 31, 2020, 2021 and 2022 (in thousands):

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(2,595)	(17,263)	(45,000)
Advertising and promotion expenses charged by Phoenix TV Group	(2,549)	(2,477)	(1,168)
Corporate administrative expenses charged by Phoenix TV Group	(681)	(1,093)	(1,071)
Trademark license fees charged by Phoenix TV Group	(4,358)	(4,267)	(3,803)
Project cost charged by Phoenix TV Group	(487)	(595)	(2,971)
Revenues earned from Phoenix TV Group	10,635	12,402	13,937

Transactions with China Mobile:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	23,747	17,464	3,160
Paid services revenues earned from and through China Mobile	30,486	29,770	23,297
Revenue sharing fees and bandwidth costs charged by China Mobile	(6,487)	(6,631)	(4,971)

Transactions with Investees:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising revenues earned from/(agency service fees paid to) Fengyi Technology	3,721	(1,047)	48
Revenues earned from other investees	—	—	142
Advertising and promotion expenses charged by Fengyi Technology	(142)	—	—

21. Related Party Transactions (Continued)

As of December 31, 2021 and 2022, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	11,966	5,626
Due from Phoenix TV Group	43,816	40,540
Due from Fengyi Technology	1,297	—
Due from other investees, net	—	49
Total	57,079	46,215
Amounts due to related parties:
Due to China Mobile	3,937	—
Due to Phoenix TV Group	26,608	62,700
Due to Fengyi Technology	3,690	2,033
Due to Others	500	—
Total	34,735	64,733

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers and advance payments to Phoenix TV Group for the content provided by it, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements (see Note 2 (a)).